Schedule of Long Term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	6.50%
Long term debt maturity year	December 15, 2021
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	7.75%
Long term debt maturity year	December 15, 2023
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	5.25%
Long term debt maturity year	November 15, 2024
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long term debt interest rate	7.125%
Long term debt maturity year	January 15, 2026